(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Disclosure of loss on discontinued operations [Abstract]
(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS
8.	(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS

In April 2023, the Company announced the sale of its Fitzgerald Industries life sciences supply business, consisting of Benen Trading Ltd and Fitzgerald Industries International, Inc, to Biosynth for cash proceeds of approximately US$30 million subject to customary adjustments. The results of Fitzgerald Industries were presented as discontinued operations in the 2023 financial statements.

During 2024, the Company recognised additional costs related to the 2023 disposal of Fitzgerald Industries, following a settlement agreement with Biosynth that was finalised prior to year-end and formally signed in January 2025. A provision of US$150,000 was recorded in respect of the full and final settlement of all post-completion claims. In addition, outstanding receivables of US$423,000 from Biosynth relating to completion account adjustments were written off as unrecoverable under the terms of the settlement.

The operating profit for the discontinued operations are summarised as follows:

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Revenue	-	2,784	12,258
Operating expenses	-	(2,652)	(9,679)
Tax expense (Note 7)	-	-	(2)

Profit from operating activities	-	132	2,577

(Loss)/Gain on sale of discontinued operations	(573)	12,718	-

(Loss)/Profit for the year from discontinued operations	(573)	12,850	2,577

The net cashflows generated from discontinued operations are as follows:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Cash received from sale of the discontinued operations net of transaction costs	-	28,935
Cash sold as a part of discontinued operations	-	(775)
Net cash inflow on date of disposal	-	28,160

The following amounts relating to the Biosynth transaction were recognised in 2024 as post-disposal adjustments, reflecting the write-off of receivables and provision for settlement costs:

	Net assets disposed in 2023	Post disposal adjustment	Net assets disposed/adjusted
	US$‘000	US$‘000	US$‘000

Property plant & equipment	103	-	103
Goodwill and intangible assets	14,123	-	14,123
Inventory	1,160	-	1,160
Cash	775	-	775
Trade and other receivables	1,309	(423)	886
Trade and other payables	(864)	(150)	(1,014)
Lease liabilities	(106)	-	(106)
Current corporation tax	(2)	-	(2)
Deferred tax liability	(195)	-	(195)
Total net assets disposed	16,303	(573)	15,730

The consideration from the sale of Fitzgerald Industries which was receivable as at December 31, 2024 was US$Nil (2023: US$373,000) (refer to Note 17).

Basic (loss)/earnings per ordinary share – discontinued operations

Basic (loss)/earnings per ordinary share for discontinued operations is computed by dividing the profit/ (loss) after taxation on discontinued operations of US$(573,000), (2023: US$12,850,000) (2022: US$2,577,000) for the financial year by the weighted average number of ‘A’ ordinary shares in issue as at December 31, 2024, this amounted to 359,193,482 shares (2023: 153,099,405 shares) (2022: 134,939,327 shares), see Note 10 for further details.

Diluted (loss)/earnings/ per ordinary share – discontinued operations

Diluted (loss)/earnings per ordinary share for discontinued operations is computed by dividing the profit/ (loss) after taxation on discontinued operations of US$(573,000), (2023: US$12,850,000) (2022: US$2,577,000) for the financial year by the diluted weighted average number of ordinary shares in issue of 404,096,277 shares (2023: 178,016,062 shares) (2022: 155,498,651 shares), see Note 10 for further details.

	December 31, 2024	December 31, 2023	December 31, 2022
Basic (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	(0.00)	0.08	0.02
Diluted (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	(0.00)	0.07	0.02

Basic (loss)/earnings per ADS – discontinued operations

In February 2024, the Company changed the ratio of the ADSs representing its ‘A’ ordinary shares from one (1) ADS representing four (4) ‘A’ ordinary shares to one (1) ADS representing twenty (20) ‘A’ ordinary shares.

Basic earnings per ADS for discontinued operations is computed by dividing the profit/(loss) after taxation on discontinued operations of US$(573,000), (2023: US$12,850,000) (2022: US$2,577,000) for the financial year by the weighted average number of ADS in issue of 17,959,674 (2023: 7,654,970) (2022: 6,746,966), see Note 10 for further details.

Diluted (loss)/earnings per ADS – discontinued operations

Diluted earnings per ADS for discontinued operations is computed by dividing the profit/ (loss) after taxation on discontinued operations of US$(573,000), (2023: US$12,850,000) (2022: US$2,577,000) for the financial year, by the diluted weighted average number of ADS in issue of 20,204,814 (2023: 8,900,803) (2022: 7,774,933), see Note 10 for further details.

	December 31, 2024	December 31, 2023	December 31, 2022
Basic (loss)/earnings per ADS (US Dollars) – discontinued operations	(0.03)	1.68	0.38
Diluted (loss)/earnings per ADS (US Dollars) – discontinued operations	(0.03)	1.44	0.33

Cash flows

The cash flows attributable to discontinued operations are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	US$000	US$000	US$000
Cash (outflow)/inflow from operating activities	-	(177)	3,798
Cash inflow from investing activities	-	28,160	-
Cash outflow from financing activities	-	-	(10,800)

There were no cash inflows from discontinued operations during the year ended December 31, 2024.